NOTE 11 - STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
NOTE 11 - STOCKHOLDERS' EQUITY - Dividend Due on Series C Preferred

Dividend liability as of December 31, 2021	$—

Dividend declared	3,272
Dividend liability as of March 31, 2022	$3,272

Dividend paid	(3,272)
Dividend declared	16,754
Dividend liability as of June 30, 2022	$16,754

NOTE 11 - STOCKHOLDERS EQUITY - Summary of Warrant Activity
	Warrants Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Warrants	Exercise Price	(years)

Outstanding, December 31, 2021	—	$—	—
Granted	2,538,101	0.32	4.77
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, June 30, 2022	2,538,101	$0.32	4.77

Exercisable Warrants, June 30, 2022	2,538,101	$0.32	4.77

NOTE 11 - STOCKHOLDERS EQUITY - Summary of Outstanding Warrants

Warrants Outstanding			Warrants Exercisable
Number of	Weighted Average Remaining Contractual life	Weighted Average	Number of	Weighted Average
Warrants	(in years)	Exercise Price	Shares	Exercise Price
941,599	4.68	$0.34	941,599	$0.34
472,205	4.69	0.34	472,205	0.34
562,149	4.82	0.35	562,149	0.35
281,074	4.90	0.22	281,074	0.22
281,074	4.99	0.22	281,074	0.22
2,538,101	4.77	$0.32	2,538,101	$0.32

NOTE 11 - STOCKHOLDERS EQUITY - Deferred Stock Compensation

Deferred stock compensation at December 31, 2021	$—
Awards issued	2,259,600
Vesting of stock compensation	(94,150)
Deferred stock compensation at June 30, 2022	$2,165,450